PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of Property, Plant and Equipment
	Freehold land and buildings US$‘000	Leasehold improvements US$‘000	Computers, fixtures and fittings US$‘000	Plant and equipment US$‘000	Total US$‘000
Cost
At January 1, 2016	2,581	2,899	5,873	31,720	43,073
Other additions	8	143	391	4,735	5,277
Disposals or retirements	—	—	(257)	(268)	(525)
Exchange adjustments	14	(11)	(12)	297	288

At December 31, 2016	2,603	3,031	5,995	36,484	48,113

At January 1, 2017	2,603	3,031	5,995	36,484	48,113
Other additions	—	465	302	4,491	5,258
Disposals or retirements	(9)	(488)	(404)	(3,083)	(3,984)
Exchange adjustments	30	(4)	1	3	30

At December 31, 2017	2,624	3,004	5,894	37,895	49,417

Accumulated depreciation and impairment losses
At January 1, 2016	(1,123)	(2,527)	(4,828)	(13,936)	(22,414)
Charge for the year	(82)	(144)	(367)	(2,980)	(3,573)
Impairment loss	—	(53)	(109)	(8,867)	(9,029)
Disposals or retirements	—	—	234	253	487
Exchange adjustments	(1)	8	6	(194)	(181)

At December 31, 2016	(1,206)	(2,716)	(5,064)	(25,724)	(34,710)

At January 1, 2017	(1,206)	(2,716)	(5,064)	(25,724)	(34,710)
Charge for the year	(82)	(165)	(263)	(1,914)	(2,424)
Impairment loss	—	(267)	(383)	(9,787)	(10,437)
Disposals or retirements	9	488	402	3,062	3,961
Exchange adjustments	(4)	1	—	(4)	(7)

At December 31, 2017	(1,283)	(2,659)	(5,308)	(34,367)	(43,617)
7
Carrying amounts
At December 31, 2017	1,341	345	586	3.,528	5,800

At December 31, 2016	1,397	315	931	10,760	13,403